UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  028-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Compliance Officer
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

  /s/  Phil Corbet     Guernsey, Channel Islands     October 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $6,037,172 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12890                     Longview Partners LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101   275743  3840970 SH       DEFINED 01            2312001        0  1528969
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   308415  5854496 SH       DEFINED 01            3519096        0  2335400
AON CORP                       COM              037389103   275688  6567118 SH       DEFINED 01            3866428        0  2700690
BANK OF NEW YORK MELLON CORP   COM              064058100   210704 11334256 SH       DEFINED 01            6877891        0  4456365
BMC SOFTWARE INC               COM              055921100   146534  3800159 SH       DEFINED 01            2319144        0  1481015
CA INC                         COM              12673P105   257685 13275874 SH       DEFINED 01            7848359        0  5427515
CISCO SYS INC                  COM              17275R102   270294 17438298 SH       DEFINED 01           10525543        0  6912755
COVIDIEN PLC                   SHS              G2554F113   297703  6750632 SH       DEFINED 01            4122239        0  2628393
FIDELITY NATL INFORMATION SV   COM              31620M106   284155 11684009 SH       DEFINED 01            7011071        0  4672938
FISERV INC                     COM              337738108   289461  5701425 SH       DEFINED 01            3487191        0  2214234
HEWLETT PACKARD CO             COM              428236103   178137  7934832 SH       DEFINED 01            4767192        0  3167640
L-3 COMMUNICATIONS HLDGS INC   COM              502424104   241505  3897129 SH       DEFINED 01            2421938        0  1475191
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   198089  2505868 SH       DEFINED 01            1559405        0   946463
NORTHROP GRUMMAN CORP          COM              666807102   126322  2421362 SH       DEFINED 01            1450090        0   971272
ORACLE CORP                    COM              68389X105   327334 11389496 SH       DEFINED 01            6828367        0  4561129
PFIZER INC                     COM              717081103   307652 17401153 SH       DEFINED 01           10483008        0  6918145
QUEST DIAGNOSTICS INC          COM              74834L100   233711  4734827 SH       DEFINED 01            2753989        0  1980838
TE CONNECTIVITY LTD            REG SHS          H84989104   273878  9732689 SH       DEFINED 01            5802051        0  3930638
THERMO FISHER SCIENTIFIC INC   COM              883556102   278616  5501905 SH       DEFINED 01            3332540        0  2169365
TIME WARNER INC                COM NEW          887317303   298899  9973282 SH       DEFINED 01            6000691        0  3972591
TJX COS INC NEW                COM              872540109    71492  1288839 SH       DEFINED 01            1085925        0   202914
WELLS FARGO & CO NEW           COM              949746101   284286 11786331 SH       DEFINED 01            7036831        0  4749500
YUM BRANDS INC                 COM              988498101   308882  6253933 SH       DEFINED 01            3752835        0  2501098
ZIMMER HLDGS INC               COM              98956P102   291987  5459736 SH       DEFINED 01            3288224        0  2171512